Short-term investments - Additional Information (Detail) - Structured Notes [Member] ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 CNY (¥)
Cash and cash equivalents
Other income	¥ 29	$ 4	¥ 119
Unrealized (loss) and gain on fair value change of the investment	¥ (4,465)	$ 614	¥ (1,027)